Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based compensation	Share-based compensation
Equity Incentive Plans
The Company maintains a 2018 Equity Incentive Plan (as amended from time to time, the “LTIP”), which was initially established in connection with the Business Combination and which provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units, performance awards, dividend equivalents and other share-based awards to eligible participants. The number of SVS reserved for issuance from time to time under the LTIP is calculated as 10% of the aggregate number of SVS and MVS outstanding on an “as-converted” basis.
Share-based compensation expense consists of the following for the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
Stock options	$7,591	$13,130
Performance stock units	501	—
Restricted stock units	11,918	14,887
Share-based compensation	$20,010	$28,017
Stock options
The Company estimates the fair value of each stock option grant on the date of grant primarily using the Black-Scholes valuation model. In instances where stock option grants have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate a wide range of potential future market conditions and uncertainties that could affect the fair value of the underlying stock options. As of December 31, 2023 and 2022, total unamortized compensation cost related to unvested stock options was $18.3 million and $69.1 million, which the Company expects to recognize over a weighted-average period of 2.31 years and 1.35 years, respectively.
The total intrinsic value of options exercised and the total fair value of shares vested during the year are as follows:

	2023	2022
Total intrinsic value of options exercised	$798	$7,628
Total fair value of shares vested	10,221	24,977
Significant assumptions used to estimate the fair value of the Company’s stock option grants during the year granted consist of the following:

	2023	2022
Expected volatility	68% - 72%	68%% - 70%
Expected life in years	5.4 - 6.7	5.3 - 5.4
Expected dividends	—%	—%
Risk-free interest rate (based on government bonds)	3.13% - 4.60%	2.81% - 4.13%
Expected volatility is estimated based on the historical volatility, as Management believes this is the best estimate of the expected volatility over the expected life of the Company’s stock options granted. The expected life in years represents the period of time that stock options granted are expected to be outstanding. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the stock options granted. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
The Company’s stock option activity and related information during the years ended December 31, 2023 and 2022 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2023	24,539,168	$6.67
Forfeited during the year	(2,569,561)	7.40
Expired during the year	(2,421,729)	9.24
Exercised during the year	(211,775)	0.23
Granted during the year (1)	8,596,500	2.97
Outstanding at December 31, 2023	27,932,603	$5.29	6.29	$34,646
Options exercisable at December 31, 2023	14,967,286	$5.41	4.22	$25,679

(1)Includes stock options the Company issued to the Company’s Executive Chairman during the year ended December 31, 2023 that vest based on the achievement of certain market-based performance goals over the performance period, including the achievement of certain stock price performance targets. There are three stock price targets, based on an average closing price of the Company’s common stock, that can be achieved over the performance period.

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2022	23,566,933	$6.76
Forfeited during the year	(1,849,182)	12.86
Expired during the year	(621,945)	4.31
Exercised during the year	(1,269,953)	0.41
Granted during the year	4,713,315	6.67
Outstanding at December 31, 2022	24,539,168	$6.67	6.13	$29,370
Options exercisable at December 31, 2022	15,961,157	$5.60	4.60	$29,290
Performance stock units
During the year ended December 31, 2023, the Company issued PSUs to certain executives that vest based on the satisfaction of service conditions and the achievement of certain annual performance goals, including certain annual revenue and other financial metric targets. As of December 31, 2023, total unamortized compensation cost related to unvested performance stock units was $5.3 million, which the Company expects to recognize over a weighted-average period of 2.18 years. There were no PSUs as of December 31, 2022.
The Company’s PSU activity and related information for the year ended December 31, 2023, are as follows:

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2023	—	$—
Forfeited	(216,251)	2.89
Vested	—	—
Granted	2,240,372	2.89
Unvested at December 31, 2023	2,024,121	$2.89
Restricted stock units
The Company’s RSU activity and related information for the years ended December 31, 2023 and 2022 are as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2023	4,284,439	$7.44
Forfeited during the year	(1,749,598)	5.66
Released during the year	(1,601,305)	7.77
Granted during the year	5,212,423	3.03
Unvested at December 31, 2023	6,145,959	$4.12
RSUs vested at December 31, 2023	5,832,838

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2022	2,871,779	$11.21
Forfeited during the year	(908,167)	11.26
Vested during the year	(1,511,438)	10.19
Granted during the year	3,832,265	6.60
Unvested at December 31, 2022	4,284,439	$7.44
RSUs vested at December 31, 2022	4,231,533
As of December 31, 2023 and 2022, total unamortized compensation cost related to unvested restricted stock units was $17.9 million and $23.9 million, which the Company expects to recognize over a weighted-average period of 1.83 years and 2.16, respectively.